Benefit plans and stock-based compensation	12 Months Ended
Mar. 25, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Benefit plans and stock-based compensation
8.	Benefit plans and stock-based compensation:

(a)	Stock option plans and arrangements:

(i)
The Company can issue stock options, stock appreciation rights, deferred share units and restricted stock units to executive management, key employees and directors under the stock-based compensation plans discussed below. The Company’s stock trades on the NYSE American and is valued in USD, as such all prices in Note 8 will be denominated in USD.

The Company has a Long-Term Incentive Plan under which awards may be made in order to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and to promote the success of the Company. Any employee or consultant selected by the administrator is eligible for any type of award provided for under the Long-Term Incentive Plan, except that incentive stock options may not be granted to consultants. The Long-Term Incentive Plan provided for the grant of units and performance units or share awards. As of March 25, 2023, there were 35,000 cash-based stock appreciation rights that were exercisable under the Long-Term Incentive Plan. The stock appreciation rights outstanding under the Long-Term Incentive Plan have a weighted average exercise price of $1.14. The Company has not made any grants under this incentive plan in the past three years. As at March 25, 2023, the Company has recognized a liability of $0.4 million in relation to these stock appreciation rights ($0.3 million as at March 26, 2022).
As of March 25, 2023, there were stock options to purchase 20,000 Class A voting shares outstanding under the Long-Term Incentive Plan. During fiscal 2023, 2022, and 2021 no stock options were granted under the Long-Term Incentive Plan. As of March 25, 2023, 100% of the outstanding stock options were fully vested, accordingly unrecognized compensation relating to these options are nil
. Total compensation cost for options recognized in expenses was nil in each of fiscal 2023, 2022, and 2021, respectively. This plan expired in February 2016 and no
further awards will be granted under this plan. However, the Long-Term Incentive Plan will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms.

On August 15, 2016, the Board of Directors adopted the Company’s Omnibus Long-Term Incentive Plan (the “Omnibus LTIP”), and same was approved by the Company’s shareholders on September 21, 2016. Further to the Omnibus LTIP, the Company’s directors, officers, senior executives and other employees of the Company or one of its subsidiaries, consultants and service providers providing ongoing services to the Company and its affiliates may from time-to-time be granted various types of compensation awards, as same are further described below. The Omnibus LTIP is meant to replace the Company’s former equity awards plans. As of March 26, 2021, there were a total of 1,000,000 shares of the Company’s Class A voting shares reserved for issuance under the Omnibus LTIP. On January 11, 2022, the Omnibus LTIP was amended to increase the number of the Company’s Class A voting shares reserved for issuance under the Omnibus LTIP from 1,000,000 to 1,500,000. This increase was ratified by a majority of shareholders in September 2022. In no event shall the Company issue Class A voting shares, or awards requiring the Company to issue Class A voting shares, pursuant to the Omnibus LTIP if such issuance, when combined with the Class A voting shares issuable upon the exercise of awards granted under the Company’s former plan or any other equity awards plan of the Company, would exceed 1,796,088 Class A voting shares, unless such issuance of Class A voting shares or awards is approved by the shareholders of the Company. This limit shall not restrict however, the Company’s ability to issue awards under the Omnibus LTIP that are payable other than in shares. As of March 25, 2023, there were stock options to purchase 12,000 Class A voting shares outstanding under the Omnibus LTIP, all of which were granted during fiscal 2017, with a three year vesting period, with an average exercise price of $1.43 and an expiration date of 10 years after the grant date. No additional stock options were granted under this plan since then. As of March 25, 2023, 100% of the outstanding stock options were fully vested, accordingly unrecognized compensation relating to these options are nil. Total compensation cost for options recognized in expenses was nil in each of fiscal 2023, 2022, and 2021, respectively.
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 28, 2020	704,818	$1.14
Exercised	(226,853)	0.78
Forfeited	(82,818)	1.43

Outstanding March 27, 2021	395,147	1.13
Exercised	(138,147)	0.94
Forfeited	—	—

Outstanding March 26, 2022	257,000	1.09
Exercised	(225,000)	1.10
Forfeited	—	—

Outstanding March 25, 2023	32,000	$1.02
A summary of the status of Birks’ stock options at March 25, 2023 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.78	20,000	2.5	$0.78	20,000	$0.78
$1.43	12,000	3.6	1.43	12,000	1.43

	32,000	2.9	$1.02	32,000	$1.02

(b)
As of March 25, 2023, the Company no longer has any outstanding warrants exercisable into shares of the Company’s Class A voting shares (202,661 as of March 26, 2022, and 251,484 as of March 27, 2021). These awards were fully vested and no additional compensation expense was recognized. In fiscal 2023, 90,056 (48,823 in fiscal 2022) warrants were exercised for a total of 90,056 (48,823 in fiscal 2022) class A common shares, for total proceeds of USD $149,000 (USD $163,000 in fiscal 2022) (approximately $205,000 ($210,000 in fiscal 2022) in Canadian dollars). These warrants expired on August 20, 2022, and all remaining warrants have been forfeited.

(c)	Restricted stock units and deferred share unit plans:
On September 17, 2020 the Company issued 375,000 cash settled restricted stock units (“RSUs”) to members of senior management under the Omnibus LTIP. These units vest after three years and expire within two months following the vesting date. Compensation expense is based on the fair value of the RSU and the liability is re-measured at each reporting period. On December 20, 2021, the Company converted 325,000 of the outstanding cash-settled RSUs to equity settled awards and as a result, the liability outstanding at that date of $0.9 million was reclassified to additional paid in capital. At March 25, 2023, there were 50,000 outstanding cash-settled RSUs (March 26, 2022 – 50,000, March 27, 2021 – 375,000) and 325,000 outstanding equity-settled RSUs (March 26, 2022 – 325,000, March 27, 2021 – nil).

The Company also issued cash settled deferred share units (“DSUs”) to members of the board of directors on September 21, 2022 (35,584). In the prior years, the Company issued cash-settled DSU’s on September 16, 2021 (61,470 units), September 17, 2020 (223,878 units), October 7, 2019 (157,890 units) and June 20, 2019 (86,954 units). During fiscal 2023, fiscal 2022 and fiscal 2021, no DSUs were exercised. On December 20, 2021, the Company converted all of the 750,482 outstanding cash-settled DSUs to equity settled awards and as a result, the liability outstanding at that date of $4.6 million was reclassified to additional paid in capital.. At March 25, 2023, 35,584 cash-settled DSUs were outstanding (March 26, 2022 – nil, March 27, 2021–689,012) and 750,482 equity-settled DSUs were outstanding (March 26, 2022 – 750,482, March 27, 2021 – nil). These units are exercisable immediately upon the date the member ceases being a director and expire on December 31 of the following year.

A summary of the status of the Company’s cash-settled RSUs and cash settled DSUs at March 25, 2023 is presented below:
The fair value of cash settled DSUs is measured based on the Company’s share price at each period end. As at March 25, 2023, the liability for all cash settled DSU’s was $0.4 million (March 26, 2022—nil, March 27, 2021—$3.1 million). The closing stock price used to determine the liability for fiscal 2023 was $8.18. Total compensation cost (gain) for DSUs recognized in expense was $0.4 million, $1.5 million, and $3.0 million in fiscal 2023, 2022, and 2021.

DSU
Outstanding March 28, 2020	465,134
Grants of new units	223,878
Outstanding March 27, 2021	689,012
Grants of new units	61,470
Converted to equity-settled awards	(750,482)
Outstanding March 26, 2022	—
Grants of new units	35,584
Outstanding March 25, 2023	35,584
The fair value of cash settled DSUs is measured based on the Company’s share price at each period end. As at March 25, 2023, the liability for all cash settled DSU’s was $0.4 million (March 26, 2022— nil, March 27, 2021—$3.1 million). The closing stock price used to determine the liability for fiscal 2023 was $8.18. Total compensation cost (gain) for DSUs recognized in expense was $0.4 million, $1.5 million, and $3.0 million in fiscal 2023, 2022, and 2021.

RSU
Outstanding March 28, 2020	—
Grants of new units	375,000
Outstanding March 27, 2021	375,000
Converted to equity-settled awards	(325,000)
Outstanding March 26, 2022	50,000
Grants of new units	—
Outstanding March 25, 2023	50,000
The fair value of cash settled RSUs is measured based on the Company’s share price at each period end. As at March 25, 2023, the liability for all vested cash settled RSUs was $0.5 million (March 26, 2022—$0.2 million, March 27, 2021—$0.3 million). The closing stock price used to determine the liability was $8.18 for fiscal 2023, $5.12 for fiscal 2022, and $3.62 for fiscal 2021. Total compensation cost for cash-settled RSU’s recognized in expense was $0.3 million, $0.8 million, and $0.3 million in fiscal 2023, 2022, and 2021. Total compensation cost for equity-settled RSU’s recognized in expense was $0.5 million. $0.2 million, and nil in fiscal 2023, 2022, and 2021. The weighted average remaining contractual life of the unvested cash-settled RSU’s is 0.3 years.
A summary of the status of the Company’s equity-settled deferred share units at March 25, 2023 is presented below:

DSU
Outstanding March 27, 2021	—
Converted from cash-settled awards	750,482
Outstanding March 26, 2022 and March 25, 2023	750,482
A summary of the status of the Company’s equity-settled restricted share units at March 25, 2023 is presented below:

RSU
Outstanding March 27, 2021	—
Converted from cash-settled awards	325,000
Outstanding March 26, 2022 and March 25, 2023	325,000
The equity settled RSUs and DSUs are recorded at fair value at grant or modification date and not subsequently re-measured.